Long Term Debt and Other Financing Arrangements (Tables)	12 Months Ended
May 31, 2014
Long Term Debt (Tables) [Abstract]
Components of Long-term Debt (Net of Discounts)
		May 31,
		2014	2013
Senior unsecured debt:
Interest Rate %	Maturity
7.38	2014	$-	$250
8.00	2019	750	750
2.625	2023	499	499
2.70	2023	249	249
4.00	2024	749	-
4.90	2034	499	-
3.875	2043	493	493
4.10	2043	499	499
5.10	2044	749	-
7.60	2098	239	239
Total senior unsecured debt		4,726	2,979
Capital lease obligations		11	11
		4,737	2,990
Less current portion		1	251
		$4,736	$2,739